PRE-PAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Research Organization [Member]
Prepaid expense and other assets current	$ 274,715	$ 274,715	$ 50,000